Property and Equipment	12 Months Ended
Dec. 31, 2020
Property Plant And Equipment [Abstract]
Property and Equipment

4. Property and equipment

Property and equipment consisted of

	Year ended December 31,
(in thousands)	2020	2019
Leasehold improvements	$918	$783
Furniture and fixtures	318	302
Computers	360	215

Property and equipment, gross	1,596	1,300
Less: Accumulated depreciation	(834)	(545)

Property and equipment, net	$762	$755

Depreciation expense related to property and equipment amounted to $0.3 million, $0.3 million, and $0.2 million for the years ended December 31, 2020, 2019, and 2018, respectively.